Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net	(258,392)		(239,181)
Less: Allowance for loan losses			(491,676)	¥ (680,456)	¥ (722,717)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	91,546,318		85,859,927
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(604,988)		¥ (491,676)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	89,073,539
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(158,094)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	1,590,761
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(92,446)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	882,018
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (354,448)